TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME BEFORE INCOME TAX

The components of the (loss)/income before income taxes are as follows:

	For the years ended December 31,
	2022	2023	2024
PRC	$(5,909,664)	$(13,842,300)	$(10,225,125)
Sweden	-	232,644	(2,548,228)
Others	(535,803)	(849,048)	(2,281,727)
Total	$(6,445,467)	$(14,458,704)	$(15,055,080)

SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following components:

	For the years ended December 31,
	2022	2023	2024
Current income tax expense	$363,351	$181,967	$126,140
Deferred income tax benefits	(502,805)	(1,382,822)	(2,495,899)
Total income tax benefits	$(139,454)	$(1,200,855)	$(2,369,759)

SCHEDULE OF RECONCILIATION OF INCOME TAXES

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	As of December 31,
	2022	2023	2024
Loss before income tax expense	$(6,445,467)	$(14,458,704)	$(15,055,080)
Income tax benefit at the PRC statutory rate	(1,611,367)	(3,614,676)	(3,763,770)
Effect of preferential tax rates	66,197	192,365	390,029
Impact of different tax rates in other jurisdictions	112,720	187,136	493,254
Tax effect on share-based compensation	41,430	1,530,587	-
Tax effect on charitable donations	18,944	-	-
Tax effect of non-deductible items	129,551	159,573	145,890
Prior year true up	(293,091)	(27,019)	76,534
Change in valuation allowance	1,396,162	371,179	288,304
Income tax benefits	$(139,454)	$(1,200,855)	$(2,369,759)

SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITY

As of December 31, 2023 and 2024, the significant components of the deferred tax assets and deferred tax liability are summarized below:

	As of December 31,
	2023	2024
Deferred tax assets:
Net operating loss carried forward	$2,254,068	$4,029,778
Deferred tax assets, gross	2,254,068	4,029,778
Valuation allowance	(1,703,274)	(1,940,958)
Deferred tax assets, net of valuation allowance	$550,794	$2,088,820

Deferred tax liabilities:
Intangible assets acquired from business combination (i)	$22,579,335	$22,408,835
Intangible assets acquired from asset acquisition (ii)	2,079,880	1,252,372
Total deferred tax liabilities	$24,659,215	$23,661,207

(i)	The Group initial recognized $8,798,807, $14,427,828 and $1,596,010 of deferred tax liability from reverse acquisition on March 18, 2021, business acquisition on January 10, 2023 and business acquisition on October 2, 2025 due to appreciation fair value of intangible assets acquired. The Group reverse due to amortization of related intangible assets.

(ii)	The Group initial recognized $4,413,819 of deferred tax liability from asset acquisition in 2021 and reverse $792,335 and $770,690 due to amortization of related intangible assets during the years end December 31, 2023 and 2024, respectively.

SCHEDULE OF NET OPERATING LOSS CARRYFORWARDS
2025	$-
2026	525,460
2027	3,737,544
2028	3,885,215
2029	7,965,520
Total	$16,113,739

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE

Movement of valuation allowance is as follow:

	As of December 31,
	2022	2023	2024
Valuation allowance
Balance at beginning of the year	$10,988	1,372,267	$1,703,274
Additions	1,398,293	377,624	341,046
Utilization	(2,131)	(6,445)	(52,742)
Exchange rate effect	(34,883)	(40,172)	(50,620)
Balance at end of the year	$1,372,267	$1,703,274	$1,940,958